UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     November 03, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $234,973 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8304   144210 SH       SOLE                   144210        0        0
APPLIED BIOSYSTEMS INC DEL     COM              038149100     7406   216240 SH       SOLE                   216240        0        0
APPLIED MATLS INC              COM              038222105     4130   272962 SH       SOLE                   272962        0        0
AT&T INC                       COM              00206R102     3417   122397 SH       SOLE                   122397        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     5937   138887 SH       SOLE                   138887        0        0
BANK OF AMERICA CORPORATION    COM              060505104      221     6328 SH       SOLE                     6328        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     4816   147822 SH       SOLE                   147822        0        0
BAXTER INTL INC                COM              071813109    10004   152425 SH       SOLE                   152425        0        0
BOSTON BEER INC                CL A             100557107      638    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104      735    14641 SH       SOLE                    14641        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      324     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      343     8891 SH       SOLE                     8891        0        0
CHEVRON CORP NEW               COM              166764100     8301   100646 SH       SOLE                   100646        0        0
CINTAS CORP                    COM              172908105     4760   165804 SH       SOLE                   165804        0        0
CISCO SYS INC                  COM              17275R102     7446   330051 SH       SOLE                   330051        0        0
COBIZ FINANCIAL INC            COM              190897108      124    10334 SH       SOLE                    10334        0        0
COOPER INDS LTD                CL A             G24182100      232     5810 SH       SOLE                     5810        0        0
COSTCO WHSL CORP NEW           COM              22160K105     8515   131140 SH       SOLE                   131140        0        0
CVS CAREMARK CORPORATION       COM              126650100     5845   173635 SH       SOLE                   173635        0        0
DEVON ENERGY CORP NEW          COM              25179M103     3708    40654 SH       SOLE                    40654        0        0
DOLLAR TREE INC                COM              256746108      524    14418 SH       SOLE                    14418        0        0
DONALDSON INC                  COM              257651109      263     6271 SH       SOLE                     6271        0        0
EXXON MOBIL CORP               COM              30231G102     9376   120733 SH       SOLE                   120733        0        0
FIRST MIDWEST BANCORP DEL      COM              320867104      207     8535 SH       SOLE                     8535        0        0
GENERAL ELECTRIC CO            COM              369604103     6616   259470 SH       SOLE                   259470        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      249     1942 SH       SOLE                     1942        0        0
HALLIBURTON CO                 COM              406216101     6551   202248 SH       SOLE                   202248        0        0
HEWLETT PACKARD CO             COM              428236103    10404   225002 SH       SOLE                   225002        0        0
HOME DEPOT INC                 COM              437076102     4003   154613 SH       SOLE                   154613        0        0
HONEYWELL INTL INC             COM              438516106     5268   126778 SH       SOLE                   126778        0        0
ILLINOIS TOOL WKS INC          COM              452308109      267     6000 SH       SOLE                     6000        0        0
INTEL CORP                     COM              458140100      347    18500 SH       SOLE                    18500        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     5894    50397 SH       SOLE                    50397        0        0
ISHARES TR                     S&P 500 INDEX    464287200      422     3612 SH       SOLE                     3612        0        0
ISHARES TR                     RUSL 2000 GROW   464287648      251     3552 SH       SOLE                     3552        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      349     6201 SH       SOLE                     6201        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      245     7181 SH       SOLE                     7181        0        0
JOHNSON & JOHNSON              COM              478160104      440     6344 SH       SOLE                     6344        0        0
JPMORGAN & CHASE & CO          COM              46625H100     7555   161787 SH       SOLE                   161787        0        0
KIMBERLY CLARK CORP            COM              494368103     6818   105150 SH       SOLE                   105150        0        0
KRAFT FOODS INC                CL A             50075N104     5461   166746 SH       SOLE                   166746        0        0
LAUDER ESTEE COS INC           CL A             518439104      384     7695 SH       SOLE                     7695        0        0
LINCOLN NATL CORP IND          COM              534187109     4871   113773 SH       SOLE                   113773        0        0
MCDONALDS CORP                 COM              580135101      231     3749 SH       SOLE                     3749        0        0
MICROSOFT CORP                 COM              594918104     3820   143125 SH       SOLE                   143125        0        0
MOTOROLA INC                   COM              620076109      176    24694 SH       SOLE                    24694        0        0
NORTHROP GRUMMAN CORP          COM              666807102     5403    89239 SH       SOLE                    89239        0        0
OFFICE DEPOT INC               COM              676220106       84    14497 SH       SOLE                    14497        0        0
PEPSICO INC                    COM              713448108      903    12670 SH       SOLE                    12670        0        0
PFIZER INC                     COM              717081103     3655   198203 SH       SOLE                   198203        0        0
PHILIP MORRIS INTL INC         COM              718172109      407     8464 SH       SOLE                     8464        0        0
PRAXAIR INC                    COM              74005P104     9533   132876 SH       SOLE                   132876        0        0
PRICE T ROWE GROUP INC         COM              74144T108     4563    84958 SH       SOLE                    84958        0        0
PROCTER & GAMBLE CO            COM              742718109     1004    14407 SH       SOLE                    14407        0        0
PRUDENTIAL FINL INC            COM              744320102     3834    53254 SH       SOLE                    53254        0        0
QUALCOMM INC                   COM              747525103      275     6400 SH       SOLE                     6400        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      207     3512 SH       SOLE                     3512        0        0
SCHLUMBERGER LTD               COM              806857108      260     3331 SH       SOLE                     3331        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      200     6667 SH       SOLE                     6667        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      290    10521 SH       SOLE                    10521        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      240     8603 SH       SOLE                     8603        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      565    28456 SH       SOLE                    28456        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      689    34627 SH       SOLE                    34627        0        0
TARGET CORP                    COM              87612E106     4258    86810 SH       SOLE                    86810        0        0
TEXAS INSTRS INC               COM              882508104     3384   157399 SH       SOLE                   157399        0        0
TIME WARNER INC                COM              887317105     5353   408331 SH       SOLE                   408331        0        0
TJX COS INC NEW                COM              872540109      220     7200 SH       SOLE                     7200        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      699    11643 SH       SOLE                    11643        0        0
US BANCORP DEL                 COM NEW          902973304      471    13084 SH       SOLE                    13084        0        0
V F CORP                       COM              918204108      460     5955 SH       SOLE                     5955        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      557     9160 SH       SOLE                     9160        0        0
WASTE MGMT INC DEL             COM              94106L109     3852   122331 SH       SOLE                   122331        0        0
WATERS CORP                    COM              941848103     6491   111567 SH       SOLE                   111567        0        0
WELLS FARGO & CO NEW           COM              949746101     6136   163499 SH       SOLE                   163499        0        0
XILINX INC                     COM              983919101     4206   179341 SH       SOLE                   179341        0        0
ZIMMER HLDGS INC               COM              98956P102      576     8927 SH       SOLE                     8927        0        0